UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Management, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------


Form 13F File Number:  028-14943
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven M. Friedman
           ----------------------------------------------------
Title:     Managing Member
           ----------------------------------------------------
Phone:     (212) 832-5800
           ----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Steven M. Friedman           New York, New York      May 8, 2013
----------------------------   ------------------------  --------------------
       [Signature]                  [City, State]             [Date]

The 13F reports relating to the securities holdings of Eos Management, L.P. and its affiliated funds prior to January 1, 2012 can be found under the name "Eos Partners, L.P.", 13F File Number 28-04019.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   85
                                               -------------

Form 13F Information Table Value Total:              194,690
                                               -------------
                                                 (thousands)


List of Other Included Managers:  NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABBOTT LABS                   COM            002824100      353    10,000 SH       SOLE                   10,000      0    0
ABBVIE INC                    COM            00287Y109      408    10,000 SH       SOLE                   10,000      0    0
ACCURIDE CORP NEW             COM NEW        00439T206      647   120,000 SH       SOLE                  120,000      0    0
ADDUS HOMECARE CORP           COM            006739106   53,063 4,023,000 SH       SOLE                4,023,000      0    0
AMC NETWORKS INC              CL A           00164V103    1,422    22,500 SH       SOLE                   22,500      0    0
AMERICAN INTL GROUP, INC. CMN COM NEW        026874784    2,912    75,000 SH       SOLE                   75,000      0    0
ANADARKO PETE CORP            COM            032511107      656     7,500 SH       SOLE                    7,500      0    0
APPLE INC                     COM            037833100    1,795     4,055 SH       SOLE                    4,055      0    0
ARC DOCUMENT SOLUTIONS INC    COM            00191G103      104    35,000 SH       SOLE                   35,000      0    0
BERKSHIRE HATHAWAY INC DEL    CL B NEW       084670702    3,465    33,250 SH       SOLE                   33,250      0    0
CABLEVISION SYS CORP          CL A NY CABLVS 12686C109      610    40,787 SH       SOLE                   40,787      0    0
CAMPBELL SOUP CO              COM            134429109      847    18,668 SH       SOLE                   18,668      0    0
CARDINAL HEALTH INC           COM            14149Y108      624    15,000 SH       SOLE                   15,000      0    0
CHARTER COMMUNICATIONS INC D  CL A NEW       16117M305    5,209    50,000 SH       SOLE                   50,000      0    0
CHEVRON CORP NEW              COM            166764100      594     5,000 SH       SOLE                    5,000      0    0
CINTAS CORP                   COM            172908105    1,103    25,000 SH       SOLE                   25,000      0    0
CITIGROUP INC                 COM NEW        172967424    1,106    25,000 SH       SOLE                   25,000      0    0
COMCAST CORP NEW              CL A SPL       20030N200    1,803    45,530 SH       SOLE                   45,530      0    0
CONAGRA FOODS INC             COM            205887102      813    22,713 SH       SOLE                   22,713      0    0
CONOCOPHILLIPS                COM            20825C104      500     8,318 SH       SOLE                    8,318      0    0
D R HORTON INC                COM            23331A109      851    35,000 SH       SOLE                   35,000      0    0
DIAMOND FOODS INC             COM            252603105      422    25,000 SH       SOLE                   25,000      0    0
DU PONT E I DE NEMOURS & CO   COM            263534109      631    12,834 SH       SOLE                   12,834      0    0
ERA GROUP INC                 COM            26885G109      525    25,000 SH       SOLE                   25,000      0    0
EMERSON ELEC CO               COM            291011104      705    12,624 SH       SOLE                   12,624      0    0
EXPRESS SCRIPTS HLDG CO       COM            30219G108    2,305    40,000 SH       SOLE                   40,000      0    0
EXXON MOBIL CORP              COM            30231G102    2,010    22,309 SH       SOLE                   22,309      0    0
FRANKLIN RES INC              COM            354613101    2,564    17,000 SH       SOLE                   17,000      0    0
FREEPORT-MCMORAN COPPER & GO  COM            35671D857    2,569    77,600 SH       SOLE                   77,600      0    0
GENERAL ELECTRIC CO           COM            369604103    1,907    82,493 SH       SOLE                   82,493      0    0
GENUINE PARTS CO              COM            372460105      761     9,760 SH       SOLE                    9,760      0    0
GENWORTH FINL INC             COM CL A       37247D106      830    83,000 SH       SOLE                   83,000      0    0
GLOBE SPECIALTY METALS INC    COM            37954N206      661    47,500 SH       SOLE                   47,500      0    0
GOOGLE INC                    CL A           38259P508    1,032     1,300 SH       SOLE                    1,300      0    0
HCA HOLDINGS INC              COM            40412C101    2,235    55,000 SH       SOLE                   55,000      0    0
HESS CORP                     COM            42809H107      516     7,200 SH       SOLE                    7,200      0    0
HILLENBRAND INC               COM            431571108      516    20,400 SH       SOLE                   20,400      0    0
HOME DEPOT INC                COM            437076102      486     6,964 SH       SOLE                    6,964      0    0
INTEL CORP                    COM            458140100      659    30,200 SH       SOLE                   30,200      0    0
J & J SNACK FOODS CORP        COM            466032109    1,123    14,609 SH       SOLE                   14,609      0    0
JACOBS ENGR GROUP INC DEL     COM            469814107    1,828    32,500 SH       SOLE                   32,500      0    0
JOHNSON & JOHNSON             COM            478160104    2,832    34,736 SH       SOLE                   34,736      0    0
JOY GLOBAL INC                COM            481165108      893    15,000 SH       SOLE                   15,000      0    0
JPMORGAN CHASE & CO           COM            46625H100    1,234    26,000 SH       SOLE                   26,000      0    0
KOHLS CORP                    COM            500255104      594    12,887 SH       SOLE                   12,887      0    0
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT 55608B105    3,552    65,733 SH       SOLE                   65,733      0    0
MAIDEN HOLDINGS LTD           SHS            G5753U112    1,185   111,904 SH       SOLE                  111,904      0    0
MCDERMOTT INTL INC            COM            580037109      220    20,000 SH       SOLE                   20,000      0    0
MERCK & CO INC NEW            COM            58933Y105      687    15,554 SH       SOLE                   15,554      0    0
MICROSOFT CORP                COM            594918104      618    21,620 SH       SOLE                   21,620      0    0
MORGAN STANLEY                COM NEW        617446448      769    35,000 SH       SOLE                   35,000      0    0
MUELLER WTR PRODS INC         COM SER A      624758108      385    65,000 SH       SOLE                   65,000      0    0
NEW YORK TIMES CO             CL A           650111107      490    50,000 SH       SOLE                   50,000      0    0
NUCOR CORP                    COM            670346105    1,615    35,000 SH       SOLE                   35,000      0    0
OLYMPIC STEEL INC             COM            68162K106      359    15,000 SH       SOLE                   15,000      0    0
OWENS CORNING NEW             COM            690742101      789    20,000 SH       SOLE                   20,000      0    0
PENGROWTH ENERGY CORP         COM            70706P104      625   122,500 SH       SOLE                  122,500      0    0
PARTNERRE LTD                 COM            G6852T105      652     7,000 SH       SOLE                    7,000      0    0
PFIZER INC                    COM            717081103    1,299    45,000 SH       SOLE                   45,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
PLAINS EXPL& PRODTN CO        COM            726505100      650    13,700 SH       SOLE                   13,700      0    0
PLATINUM UNDERWRITER HLDGS L  COM            G7127P100    1,116    20,000 SH       SOLE                   20,000      0    0
PROCTER & GAMBLE CO           COM            742718109      551     7,150 SH       SOLE                    7,150      0    0
QUANEX BUILDING PRODUCTS COR  COM            747619104      161    10,000 SH       SOLE                   10,000      0    0
ROADRUNNER TRNSN SVCS HLDG I  COM            76973Q105   32,229 1,401,253 SH       SOLE                1,401,253      0    0
RELIANCE STEEL & ALUMINUM CO  COM            759509102    1,722    24,200 SH       SOLE                   24,200      0    0
SLM CORP                      COM            78442P106      308    15,000 SH       SOLE                   15,000      0    0
SPDR S&P 500 ETF TR           TR UNIT        78462F103   14,092    89,950 SH       SOLE                   89,950      0    0
SANDERSON FARMS INC           COM            800013104      431     7,900 SH       SOLE                    7,900      0    0
SCRIPPS E W CO OHIO           CL A NEW       811054402      301    25,000 SH       SOLE                   25,000      0    0
SEALED AIR CORP NEW           COM            81211K100      819    33,970 SH       SOLE                   33,970      0    0
SIX FLAGS ENTMT CORP NEW      COM            83001A102    4,892    67,500 SH       SOLE                   67,500      0    0
TEXAS INDS INC                COM            882491103    2,020    32,000 SH       SOLE                   32,000      0    0
TIME WARNER CABLE INC         COM            88732J207      890     9,267 SH       SOLE                    9,267      0    0
TOTAL S A                     SPONSORED ADR  89151E109      561    11,700 SH       SOLE                   11,700      0    0
TRONOX LTD                    SHS CL A       Q9235V101      792    40,000 SH       SOLE                   40,000      0    0
U S G CORP                    COM NEW        903293405      661    25,000 SH       SOLE                   25,000      0    0
UNIFIRST CORP MASS            COM            904708104    2,019    22,314 SH       SOLE                   22,314      0    0
UNITED TECHNOLOGIES CORP      COM            913017109      762     8,158 SH       SOLE                    8,158      0    0
UNIVERSAL ELECTRS INC         COM            913483103      698    30,000 SH       SOLE                   30,000      0    0
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209      620    21,825 SH       SOLE                   21,825      0    0
WALGREEN CO                   COM            931422109    2,302    48,286 SH       SOLE                   48,286      0    0
WELLS FARGO & CO NEW          COM            949746101    1,295    35,000 SH       SOLE                   35,000      0    0
WYNN RESORTS LTD              COM            983134107    1,252    10,000 SH       SOLE                   10,000      0    0
XPO LOGISTICS INC             COM            983793100      632    37,500 SH       SOLE                   37,500      0    0
XEROX CORP                    COM            984121103      946   110,000 SH       SOLE                  110,000      0    0